Contingent consideration - non-current - Summary of reconciliation of contingent consideration (Detail) - AUD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Contingent Consideration	$ 8,967,785	$ 11,094,441
Interest	221,637	414,662	$ 207,068
Loss on revaluation of contingent consideration	85,226	152,287	74,110
Contingent Consideration	9,556,778	8,967,785	$ 11,094,441
Contingent consideration [member]
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Foreign currency loss	$ 282,130	(328,873)
EVT801 Licensing Agreement [Member]
Disclosure In Tabular Form Of Changes In Contingent Consideration During The Period [Line Items]
Payment of milestone		$ (2,364,732)